Investments (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments (Details) [Line Items]
Financial assets are recorded at fair value		$ 3,000	$ 2,900
Common shares had fair value		300
Investment fair value		100
Net loss		$ (11,613)	$ (19,940)
Paramount Gold Nevada Corp [Member]
Investments (Details) [Line Items]
Interest, percentage		8.16%	8.53%
Net loss		$ 200	$ 200
Impairment of investments			1,300
Carrying value of investment		$ 2,400	$ 2,500
Purchased of shares (in Shares)				51,600
Purchases of goods, related party transactions				$ 1,600
Description of transactions with related party	the Company purchased 320,000 units of Paramount for US$1.25 per unit. Each unit consists of one common share and one warrant to purchase one-half of a common share of Paramount. Each warrant has a two-year term and is exercisable at US$1.30 in the first twelve months and US$1.50 in the following twelve months. As at December 31, 2019, the Company has not exercised these warrants.			Each warrant allowed the Company to purchase one common share of Paramount for US$2.00 per share until February 14, 2018 and allowed for the same purchase at US$2.25 per share within the period February 15, 2018 to February 13, 2019. On February 14, 2018, the option to purchase the common shares at US$2.00 per share lapsed. In first quarter of 2019, the warrants to purchase 51,600 common shares at US$2.25 per share were repriced by Paramount to US$0.93 per share and the Company exercised these warrants in addition to warrants to purchase 28,600 common shares, transferred to the Company at no additional cost, from parties not wishing to exercise. The purchase price of the combined 80,200 shares of Paramount was $0.1 million.
Paramount Gold Nevada Corp [Member] | Common Shares [Member]
Investments (Details) [Line Items]
Purchased of shares (in Shares)				883,200